Common Stock	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Common Stock

8. Common Stock

We have 100,000,000 shares of common stock authorized at a par value of $0.00001.

Equity transactions during the year ended December 31, 2015

a)	On March 27, 2015 we sold 10,050,000 Units at $0.10 per Unit for cash proceeds of $1,005,000 of which $100,000 was received at December 31, 2014. On May 27, 2015 we sold 750,000 Units at $0.10 per Unit for cash proceeds of $45,000, debt settlement of $30,000. Each Unit consisted of one share of restricted common stock and one-half of a warrant. Each whole warrant allows the holder to purchase one additional share at a price of $0.20 per share at any time between March 10, 2016 and May 27, 2016.
b)	During 2015 we issued a total of 96,165 common shares, having an aggregate fair value of $13,025 to three employees for services rendered.
c)	On November 6, 2015 we issued 3,000,000 restricted common shares. See Note 7 (c).
d)	On December 31, 2015 we issued 275,000 restricted common shares, having a fair value of $22,000, pursuant to an employment contract with a director.

Equity transactions during the year ended December 31, 2014

a)	During 2014 we issued a total of 2,621,902 common shares, having an aggregate fair value of $0.95 per share, pursuant to service agreements.

On December 31, 2014 we reserved 1,000,000 common shares pursuant to subscriptions of $100,000 received at December 31, 2014.